VARIABLE INTEREST ENTITIES Q	9 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITIES	VARIABLE INTEREST ENTITIES
The Company holds investments in VIEs that are not consolidated due to either a lack of variable interests or where the Company is not the primary beneficiary. The fair value option was elected for investments in non-
consolidated VIEs for which the Company was deemed to have significant influence; therefore, changes in the fair value of these investments are recorded through Gains / (losses) from operations in the Company’s condensed consolidated interim statements of operations. NAV was utilized as the practical expedient to fair value.
The Company’s involvement in financing operations of the VIEs is limited to its investment in the entity. The Company does not provide performance guarantees and has no other financial obligation to provide funding to VIEs, other than its own capital commitments.
The following table illustrates the Company’s maximum exposure to unconsolidated VIEs which is limited to the fair value of its investments and unfunded commitment as of period end.

	September 30, 2025			December 31, 2024
(in thousands)	Fair Value of Investment	Unfunded Commitments	Maximum Exposure	Fair Value of Investment	Unfunded Commitments	Maximum Exposure
Sponsored Investment Funds	$359,580	$43,337	$402,917	$398,386	$56,725	$455,111
Other VIE’s	206,738	12,294	219,032	143,145	12,294	155,439
Total	$566,318	$55,631	$621,949	$541,531	$69,019	$610,550